Trade and other payables	12 Months Ended
Dec. 31, 2022
Trade and other payables [abstract]
Trade and other payables

15	Trade and other payables

	2022 € '000s	2021 € '000s
Trade payables	63,735	77,651
Other taxation and social security	8,032	9,835
Other payables	1,874	1,106
Accruals	81,663	58,761
	155,304	147,353
Management considers that the carrying amount of trade and other payables approximates their fair value.
All amounts included in trade and other payables are repayable on demand, non-interest bearing and are not secured on the assets of the Group.